UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1735

FPA New Income, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA New Income, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

ITEM 1. Schedule of Investments.

FPA New Income, Inc.

Portfolio of Investments

December 31, 2010 (unaudited)

BONDS & DEBENTURES	Shares or Principal Amount	Value

MORTGAGE-BACKED SECURITIES — 20.6%
Chase MTG 2003-S14 CL 2A4 — 7.5% 2034	$4,039,068	$4,112,660
Federal Home Loan Bank
00-0606 CL Y — 5.27% 2012	17,270,860	18,358,233
I7-2014 1 — 5.34% 2014	37,749,188	41,146,992
00-0986 — 5.739% 2014	28,864,284	31,214,991
VN-2015 CL A — 5.46% 2015	33,199,266	35,913,638
Federal Home Loan Mortgage Corporation
2630 CL KS — 4% 2017	18,346,125	18,725,890
2786 CL JC — 4% 2018	3,464,751	3,554,904
2869 CL JA — 4% 2034	18,185,779	18,468,386
2877 CL WA — 4.25% 2034	17,211,663	17,761,404
2706 CL UG — 4.5% 2016	11,688,159	11,908,831
2677 CL LD — 4.5% 2017	17,236,096	17,744,906
2914 CL JQ — 4.5% 2019	14,022,911	14,625,335
3439 CL AC — 4.5% 2022	24,172,793	25,244,615
3578 CL AM— 4.5% 2016	11,888,936	12,679,431
2509 CL CB — 5% 2017	11,020,253	11,622,840
2602 CL ET — 5% 2017	9,169,718	9,551,820
3080 CL MA — 5% 2018	5,790,109	5,875,282
3285 CL LC — 5% 2025	23,415,974	24,300,629
2780 CL MA — 5% 2030	3,316,074	3,337,098
2494 CL CF — 5.5% 2017	11,796,668	12,613,705
2503 CL B — 5.5% 2017	11,437,924	12,192,713
R005 CL AB — 5.5% 2018	23,176,168	23,747,692
2542 CL PG — 5.5% 2031	9,544,671	9,697,958
2903 CL UZ — 5.5% 2031	11,428,797	11,648,916
2922 CL Z — 5.5% 2032	15,394,674	15,762,453
2670 CL QG — 5.5% 2032	37,755,000	39,240,282
3133 CL BD — 5.75% 2033	7,164,631	7,395,404
3614 CL DY — 6% 2032	27,705,983	30,289,843
Federal National Mortgage Association
2004-90 CL GA — 4.35% 2034	12,908,596	13,287,334
2008-77 CL DA — 5% 2023	13,366,423	14,107,992
2004-60 CL LB — 5% 2034	21,834,850	23,370,277
2002-83 CL HC — 5% 2017	3,824,071	3,852,943
2005-4 CL E — 5% 2032	12,978,897	13,299,735
2006-53 CL PA — 5.5% 2026	3,052,392	3,076,018
2006-21 CL CA — 5.5% 2029	7,983,858	8,262,415
2002-70 CL QG — 5.5% 2031	6,391,218	6,495,075
2004-52 CL KA — 5.5% 2032	5,960,269	6,025,594
2003-28 CL PG — 5.5% 2032	12,530,755	13,031,484
2005-6 CL KA — 5.5% 2032	5,151,617	5,213,694
2002-87 CL N — 5.5% 2032	7,159,107	7,358,631
2005-118 CL ME — 6% 2032	27,130,000	27,867,122
2003-W17 CL 1A5 — 5.35%	19,700,726	20,530,127
2002-9 CL PC — 6% 2017	10,826,954	11,652,184
2009-116 CL PA — 5.5% 2024	15,143,045	16,124,163
2004-W6 — 8% 2034	2,890,282	2,962,366
2010-39 CL PL — 5% 2032	19,949,411	21,188,269
SASC 2002-RM1 CL A — 0.91063% 2037†	26,006,697	21,569,304
Stanwich Mortgage Loan Trust Series
2010-1A — 3.97577% 2047†	4,515,656	2,323,757
2010-2A — 3.09545% 2057†	11,369,938	5,574,681
2010-3A — 1.64045% 2038†	5,977,143	2,811,050
2010-4A — 3.50988% 2049†	12,809,533	5,868,047

WFMBS 2006-5 2A1 — 5.25% 2021	24,772,248	25,259,766
TOTAL MORTGAGE-BACKED SECURITIES		$769,848,879
MORTGAGE PASS-THROUGH SECURITIES — 14.6%
Federal Home Loan Mortgage Corporation
782629 — 2.631% 2035	$1,629,910	$1,719,196
847526 — 2.567% 2034	10,506,419	11,067,462
848215 — 2.818% 2038	5,690,099	5,979,099
G18305 — 4% 2024	21,216,715	21,767,024
G11470 — 4.5% 2013	708,555	727,509
B18693 — 4.5% 2015	2,237,865	2,323,351
G13091 — 5% 2018	9,239,549	9,720,375
E01642 — 5% 2019	10,258,265	10,909,049
G13812 — 5% 2020	30,357,471	31,973,399
J02913 — 6% 2016	1,127,056	1,213,186
G12261 — 6% 2016	1,736,427	1,870,826
E02206 — 6% 2016	760,570	829,888
J03602 — 6% 2016	431,043	465,238
J03666 — 6% 2016	304,002	326,653
J03856 — 6% 2016	698,451	753,817
J03433 — 6% 2016	3,569,586	3,852,618
J04028 — 6% 2016	808,014	875,612
J04095 — 6% 2017	1,922,566	2,063,029
J04191 — 6% 2017	520,442	560,745
G12661 — 6% 2017	4,597,395	4,970,244
G12648 — 6% 2017	735,602	797,797
J04756 — 6% 2017	633,769	687,868
J04809 — 6% 2017	678,273	735,804
J04845 — 6% 2017	881,479	954,510
J05642 — 6% 2017	2,739,859	2,975,021
E02330 — 6% 2017	524,860	572,643
G12139 — 6.5% 2019	5,412,717	5,778,833
P50543 — 6.5% 2037	477,363	528,255
G08107 — 6.5% 2036	5,599,476	6,193,860
A26942 — 6.5% 2034	1,268,784	1,427,801
Federal National Mortgage Association
AD0705 — 2.645% 2040	10,053,901	10,563,332
AA4552 — 4% 2024	2,113,101	2,184,334
AC8539 — 4% 2024	9,820,490	10,139,263
AE0307 — 4% 2025	8,916,327	9,205,751
890123 — 4.5% 2016	8,988,862	9,246,573
995756 — 5% 2018	29,319,752	31,347,213
735453 — 5% 2019	15,228,911	16,280,620
995861 — 5% 2021	31,357,584	33,526,902
890122 — 5% 2021	12,570,255	13,436,346
890083 — 5% 2021	15,643,633	16,725,860
257100 — 5.5% 2018	3,251,180	3,503,959
745500 — 5.5% 2018	23,395,864	25,276,190
735521 — 5.5% 2020	11,806,235	12,771,749
995284 — 5.5% 2020	28,828,637	31,143,000
995327 — 5.5% 2019	6,090,709	6,586,493
889069 — 5.5% 2021	22,783,085	24,635,350
AE0237 — 5.5% 2023	30,656,213	33,132,928
890225 — 6% 2023	28,837,490	31,443,822
256266 — 6% 2016	1,947,824	2,090,483
256385 — 6% 2016	396,523	427,099
256502 — 6% 2016	868,741	937,337
256547 — 6% 2016	6,089,325	6,581,160
256560 — 6% 2017	6,151,944	6,648,837
928002 — 6% 2017	652,306	706,095
256632 — 6% 2017	2,020,302	2,187,017

256683 — 6% 2017	4,164,312	4,507,784
928100 — 6% 2017	676,287	731,438
928128 — 6% 2017	377,953	408,121
928249 — 6% 2017	1,033,561	1,120,359
256743 — 6% 2017	1,607,405	1,741,575
256838 — 6% 2017	121,357	131,557
256794 — 6% 2017	3,607,093	3,910,269
256869 — 6% 2017	6,785,894	7,356,791
AD0951 — 6% 2021	28,605,284	31,204,360
865963 — 5.817% 2036	6,202,427	6,571,161
923306 — 6.5% 2037	830,367	917,996
323282 — 7.5% 2028	643,487	731,162
Government National Mortgage Association
782281 — 6% 2023	8,014,910	8,713,730
TOTAL MORTGAGE PASS-THROUGH SECURITIES		$543,394,728
CORPORATE BONDS & DEBENTURES — 12.9%
Allied Capital Corporation
— 6% 2012	$12,770,000	$13,132,030
— 6.625% 2011	6,655,000	6,797,550
American Airlines PT Trust — 6.817% 2011	43,168,000	43,508,164
American Honda Finance Corporation — 2.65281% 2011	33,000,000	32,973,600
Barclays Bank plc
— 1.9% 2014	37,858,000	37,094,404
— 4.5% 2017	45,000,000	43,554,600
CIT Group Inc.
— 7% 2013	31,445,373	32,074,280
— 7% 2014	1,910,063	1,933,939
— 7% 2015	1,910,063	1,907,675
— 7% 2016	3,183,440	3,203,337
— 7% 2017	4,456,816	4,467,958
Commonwealth Bank of Australia
— 3.125% 2017†	50,445,000	48,501,859
— 3.5% 2017†	54,963,000	53,599,918
Continental Airlines Company 1997-1 1A — 7.461% 2015	2,969,828	3,069,941
Delta Air Lines, Inc. — 7.111% 2011	6,711,000	6,960,985
Northwest Airlines, Inc. — 6.841% 2011	8,472,000	8,570,190
Omnicare, Inc. — 6.875% 2010	4,989,000	5,088,780
Qwest Corporation
— 3.55156% 2013	7,139,000	7,464,538
— 7.625% 2015	15,790,000	17,967,599
— 7.5% 2014	15,000,000	16,811,400
Toyota Motor Credit Corporation — 1.94% 2013	21,000,000	21,021,000
United Airlines, Inc. — 9.875% 2013†	22,641,000	24,565,485
Westpac CPI — 3.5% 2017†	50,285,000	48,635,149
TOTAL CORPORATE BONDS & DEBENTURES		$482,904,381
U.S. TREASURY SECURITIES — 11.0%
— 0.875% 2011	$30,000,000	$30,014,064
— 1% 2012	92,715,000	93,410,362
— 1% 2012	192,708,000	194,213,531
— 0.75% 2012	92,529,000	92,948,277
TOTAL U.S. TREASURY SECURITIES		$410,586,234
U.S. AGENCIES SECURITIES — 10.2%
Federal Agricultural Mortgage Corporation
— 3.875% 2011	$58,340,000	$59,568,640
— 4.875% 2011†	44,665,000	44,727,978
— 5.5% 2011†	19,600,000	20,125,476
Federal Farm Credit Bank — 0.75063% 2011 (Floating)	60,000,000	60,228,000
Federal Home Loan Bank
— 2% 2013	46,900,000	47,353,054
Federal National Mortgage Association

— 0.4% 2012	79,440,000	79,392,336
— 1.9437% 2013	21,250,000	21,383,875
— 2.3% 2016	48,200,000	48,219,280
TOTAL U.S. AGENCIES SECURITIES		$380,998,639
SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 8.6%
U.S. Treasury Bills
— 0.875% 1/31/12	$150,000,000	$150,796,875
— 0.875% 2/29/12	167,750,000	168,693,594
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES		$319,490,469
STRIPPED MORTGAGE-BACKED SECURITIES — 7.7%
INTEREST ONLY SECURITIES
Federal Home Loan Mortgage Corporation
2558 CL JW — 5.5% 2022	$4,594,249	$271,336
3706 AI — 3.5% 2020	36,747,870	3,732,849
3714 TI — 5.84375% 2015	157,089,858	9,068,798
3722 AI — 3.5% 2020	33,137,401	3,553,324
3735 AI — 3.5% 2020	16,727,259	1,804,202
3755 AI — 3.5% 2020	30,079,940	3,248,934
3760 KI — 3.5% 2020	28,809,418	3,119,772
3753 CI KI — 3.5% 2020	6,384,345	694,872
217 — 6.5% 2032	1,210,927	255,058
Federal National Mortgage Association
2003-64 CL XI — 5% 2033	6,772,585	981,212
2010-91 MI — 2% 2013	83,124,243	3,122,978
2010-124 AI — 3.5% 2020	24,385,189	2,613,361
2010-128 LI — 3.5% 2020	46,923,075	5,026,400
2010-89 LI — 4% 2020	40,489,040	4,038,782
2010-95 MI — 2% 2013	71,453,013	2,748,797
2010-145 BI — 3.5% 2020	19,107,644	2,030,187
Government National Mortgage Association
2002-56 — 0.49624% 2042	1,005,074	9,799
2007-34 — 0.89625% 2047	54,332,507	2,709,562
2004-10 — 0.74215% 2044	139,484,122	2,865,004
2007-55 — 1.03744% 2047	163,033,684	8,344,064
2004-108 — 0.65821% 2044	36,112,983	995,274
2005-9 — 0.64595% 2045	28,578,167	905,928
2007-77 — 1.02713% 2047	204,795,779	9,875,252
2008-8 — 1.14543% 2047	189,886,696	8,755,676
2005-50 — 0.90383% 2045	2,141,787	83,401
2005-90 — 0.79086% 2045	114,927,821	3,825,947
2006-5 — 0.7308% 2046	107,475,942	3,814,321
2008-24 — 1.17807% 2047	72,866,650	3,584,311
2006-15 — 0.75426% 2046	33,896,155	1,079,593
2006-30 — 0.74735% 2046	30,629,974	1,229,487
2008-45 — 1.11903% 2048	172,833,920	7,701,479
2007-15 — 0.80731% 2047	176,776,460	8,533,000
2008-48 — 0.96161% 2048	176,265,138	7,207,481
2008-78 — 0.98508% 2048	143,937,852	6,756,443
2008-92 — 1.03693% 2048	149,109,403	8,066,819
2009-4 — 1.34568% 2049	172,305,666	11,613,402
2009-49 — 1.40125% 2049	159,599,243	10,922,972
2004-43 — 0.63017% 2044	130,953,695	3,068,245
2006-55 — 0.82011% 2046	117,267,481	4,729,398
2006-67 — 0.96898% 2046	87,939,445	3,842,074
2009-30 — 1.9739% 2049	131,788,645	12,019,124
2007-4 — 0.89126% 2047	48,485,099	2,253,587
2009-60 — 1.13671% 2049	146,781,074	8,648,341
2009-71 — 1.7269% 2049	191,017,741	14,861,180
2009-86 — 1.14755% 2049	176,681,119	10,471,890
2009-105 — 1.09291% 2049	160,663,217	10,059,124

2009-119 — 1.05562% 2049	344,059,344	19,776,531
2010-18 — 0.88661% 2050	189,884,667	9,841,722
2010-28 1.17179% — 2050	167,569,681	10,292,130
2010-49 — 1.28517% 2050	193,072,548	12,285,206
2010-63 — 0.9879% 2050	96,530,853	4,975,200
2010-123 — 0.90196% 2050	90,455,464	5,425,519
PRINCIPAL ONLY SECURITY
Federal Home Loan Mortgage Corporation 217 — 6.5% 2032	1,210,928	1,092,112
TOTAL STRIPPED MORTGAGE-BACKED SECURITIES		$288,831,460
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Government National Mortgage Association
2008-48 CL A — 3.725% 2029	$19,436,042	$19,907,560
2004-6 CL C — 4.712% 2025	5,881,630	5,955,150
2005-34 CL B — 4.739% 2029	17,594,805	18,105,758
2007-69 CL B — 4.959% 2030	7,065,000	7,387,659
2004-51 CL B — 4.982% 2024	10,030,000	10,397,499
2002-9 CL C — 6.269% 2027	1,488,564	1,540,783
2004-78 CL B — 4.259% 2021	1,248,512	1,261,796
2006-67 CL GA — 4.46983% 2034	31,275,387	32,257,434
2008-45 CL A — 3.576% 2027	1,902,269	1,940,809
2004-108 A — 3.999% 2027	24,050,876	25,023,974
2006-15 A — 3.727% 2027	18,003,314	18,415,770
2006-30 A — 4.175% 2028	36,791,260	38,207,356
2008-92 CL A — 4.771% 2027	8,736,081	9,009,084
Washington Mutual CMS 2007-SL2 CL A — 5.31256% 2049†	42,791,186	36,852,625
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES		$226,263,257
ASSET-BACKED SECURITIES — 4.9%
Cabela’s Inc.
2006-3A B — 0.46031% 2014†	$8,845,000	$8,735,499
2006-3A A1 — 5.26% 2014†	53,325,000	55,155,647
FNMNT 2009-1 A — 1.61031% 2014	60,445,000	60,561,659
MMAF 2009-AA — 2.37% 2013†	42,990,000	43,555,748
CNHMT 2009-1A A — 1.96031% 2015†	13,900,000	14,094,600
		$182,103,153
MUNICIPAL BOND — 1.1%
Irvine Ranch WTR RF-2 California — 8.18% 2014	$40,150,000	$42,157,500

TOTAL INVESTMENT SECURITIES — 97.7% (Cost $3,640,013,495)		$3,646,578,700
SHORT-TERM INVESTMENTS — 2.8% (Cost $105,958,489)
General Electric Company — 0.15% 1/3/11	$65,963,000	$65,962,450
Toyota Motor Credit Corporation — 0.20% 01/06/11	10,000,000	9,999,722
Toyota Motor Credit Corporation — 0.26% 01/18/11	30,000,000	29,996,317
TOTAL SHORT-TERM INVESTMENTS		$105,958,489

TOTAL INVESTMENTS — 100.5% (Cost $3,745,971,984) — NOTE 2		$3,752,537,189
Other assets and liabilities, net — (0.5)%		(19,499,815)
TOTAL NET ASSETS — 100.0%		$3,733,037,374

†	Restricted securities. These restricted securities constituted 11.7% of total net assets at December 31, 2010.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price.  Prices for each security are taken from the principal exchange or market in which the security trades.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Investment Adviser are valued as determined in good faith under guidelines adopted by authority of the Fund’s Board of Directors.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of December 31, 2010:

Investments	Level 1	Level 2	Level 3	Total
Bonds & Debentures
Mortgage-Backed	—	$753,271,344	$16,577,535	$769,848,879
Mortgage Pass-Through	—	543,394,728	—	543,394,728
Corporate	—	482,904,381	—	482,904,381
U.S. Treasury	—	410,586,234	—	410,586,234
U.S. Agencies	—	380,998,639	—	380,998,639
Short-Term U.S. Government & Agency	$319,490,469	—	—	319,490,469
Stripped Mortgage-Backed	—	288,831,460	—	288,831,460
Commercial Mortgage-Backed	—	226,263,257	—	226,263,257
Asset-Backed	—	182,103,153	—	182,103,153
Municipal	—	42,157,500	—	42,157,500
Short-Term Investments	—	105,958,489	—	105,958,489
Total Investments	$319,490,469	$3,416,469,185	$16,577,535	$3,752,537,189

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the quarter ended December 31:

Investment	Beginning Value at October 1, 2010	Net Realized and Unrealized Gains (Losses)	Net Purchases (Sales)	Net Transfers In (Out)	Ending Value at December 31, 2010

Mortgage-Backed	$19,501,935	$1,746,456	$(4,670,856)	—	$16,577,535

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $3,649,663,964 for Federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$44,064,736
Gross unrealized depreciation:	(47,150,000)
Net unrealized depreciation:	$(3,085,264)

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA NEW INCOME, INC.

By:	/s/ THOMAS H. ATTEBERRY
Thomas H. Atteberry, Chief Executive Officer
(Principal Executive Officer)

Date:     February 25, 2011

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:     February 25, 2011